International Operations (Tables)	12 Months Ended
Dec. 31, 2025
International Operations
Summary of assets attributable to international operations

	2025	2024

	(Dollars in Thousands)
Loans:
Commercial	$300,079	$99,836
Others	92,732	86,725
	392,811	186,561
Less allowance for probable credit losses	(4,788)	(1,346)
Net loans	$388,023	$185,215
Accrued interest receivable	$1,844	$991